ACQUISITIONS - Narrative (Details) € in Millions, $ in Millions				1 Months Ended						3 Months Ended		6 Months Ended		7 Months Ended
	Jun. 30, 2025	May 29, 2025 USD ($)	Mar. 31, 2025	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 EUR (€) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($) GW	Dec. 31, 2024 EUR (€) GW	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jul. 22, 2024 MW GW	Jul. 05, 2024 MW GW
Disclosure of detailed information about business combination [line items]
Consideration										$ 29	$ 74	$ 56	$ 72
Neoen
Disclosure of detailed information about business combination [line items]
Ownership percentage			2.00%	2.00%	2.00%			53.00%	53.00%
Initial investment								$ 269	€ 258
Operating and construction power and energy storage assets, power capacity | GW								8	8
Solar power capacity (in MW) | GW								20	20
Number of incremental shares acquired (in shares) | shares				46,084,401	46,084,401	21,214,001	21,214,001
Number of convertible bonds acquired (in shares) | shares				2,578,731	2,578,731	1,103,895	1,103,895
Consideration				$ 194	€ 182	$ 74	€ 72
Economic interest held	100.00%		98.00%			67.00%	67.00%
Acquisition costs												$ 125		$ 135
Neoen | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Initial investment								$ 3,400	€ 3,200
Consideration				$ 2,400	€ 2,300	$ 926	€ 901
U.S. Renewables Portfolio
Disclosure of detailed information about business combination [line items]
Ownership percentage		100.00%
Consideration		$ 299
Acquisition costs		10
U.S. Renewables Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Consideration		$ 1,400
India Wind Portfolio
Disclosure of detailed information about business combination [line items]
Ownership percentage																15.00%
Operating assets, wind power capacity | MW																524
Development pipeline power capacity | GW																2.75
India Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Ownership percentage																74.00%
South Korea Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Solar power capacity (in MW) | GW															2.2
Operating and under construction assets, power capacity | MW															103